Schedule of Significant inputs into the models (Details) - Phantom shares [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected volatility (%)	72.97%	43.81%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected vesting period (term in years)	3 months	3 months
Risk free interest rate, share options granted	0.78%	0.82%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected vesting period (term in years)	4 years 4 months 20 days	5 years 4 months 24 days
Risk free interest rate, share options granted	0.64%	0.71%